LONG-TERM INVESTMENTS, NET (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2026	Feb. 28, 2026	Jan. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Aug. 29, 2025	Feb. 29, 2024
LongtermInvestmentsNetLineItems [Line Items]
Market price, per share			$ 25
Loss on dilution of equity investment		$ 129,106		$ 129,106
Equity method investments				$ 174,899	$ 131,484
Impairment loss on investment						$ 100,444
ST Meng Pte Ltd [Member]
LongtermInvestmentsNetLineItems [Line Items]
Equity interest dilution percentage		19.00%
Debt Instrument, Face Amount	$ 3,800,000						$ 3,800,000
Debt Conversion, Converted Instrument, Shares Issued	51,072
ST Meng Pte Ltd [Member] | Minimum [Member]
LongtermInvestmentsNetLineItems [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	19.00%
ST Meng Pte Ltd [Member] | Maximum [Member]
LongtermInvestmentsNetLineItems [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	41.52%
VS Media [Member]
LongtermInvestmentsNetLineItems [Line Items]
Acquired shares			75,000
ST Meng Pte Ltd [Member]
LongtermInvestmentsNetLineItems [Line Items]
Ownership interest			21.00%	19.00%		21.00%
Non-marketable equity securities [Member]
LongtermInvestmentsNetLineItems [Line Items]
Ownership interest								4.00%
Investment A [Member] | Subscription And Investment Agreement [Member]
LongtermInvestmentsNetLineItems [Line Items]
Cash consideration								$ 100,000